Property and Equipment, net (Narrative) (Details) € in Thousands	3 Months Ended
Mar. 31, 2024 EUR (€)
Plot Of Land 1 [Member]
Property, Plant and Equipment [Line Items]
Payment to acquire plot of land	€ 310,000
Plot Of Land 2 [Member]
Property, Plant and Equipment [Line Items]
Payment to acquire plot of land	€ 1,300,000